Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income from operations [Abstract]
Revenue		€ 19,535		€ 19,482		€ 18,121
Raw materials and consumables used		5,240		5,321		4,826
Employee benefits expense		6,490		6,307		5,827
Depreciation and amortisation expense		1,520	[1]	1,402	[2]	1,089	[2]
Transportation expense		689		636		605
Advertising expense		920		972		937
Lease expenses, net	[3],[4]	36		52		225
Other operational costs	[5]	3,047		3,114		2,947
Other gains (losses)		(50)		(34)		55
Profit (loss) from operating activities	[6]	€ 1,542		€ 1,644		€ 1,719

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	For 2020 Lease expense relating to short-term and low value leases amounts to EUR 36 million (2019: EUR 52 million).
[4]	Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million.
[5]	Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 107 million government grants recognized in 2020 (2019:EUR 94 million 2018: EUR 81 million). The grants mainly relate to research and development activities and business development.
[6]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.